SHARE CAPITAL AND RESERVES (Details 3)	12 Months Ended
	Nov. 30, 2021 shares $ / shares	Nov. 30, 2020 shares $ / shares	Nov. 30, 2019 shares $ / shares
Balance | shares	957,995	461,500
Balance	$ 2.55	$ 2.55
Granted | shares	1,072,450	550,000	461,500
Granted	$ 1.90	$ 2.55
Exercised | shares	(10,000)	(53,505)
Exercised	$ 1.90	$ 2.55
Exercised	$ 2.00
Cancelled | shares	(265,000)
Cancelled	$ 1.90
Balance | shares	1,755,445	957,995	461,500
Balance	$ 1.90	$ 2.55	$ 2.55